Fair Value Measurements (Details) (Fair Value, Inputs, Level 1 [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Long term debt, Carrying Amount	$ 429,193	$ 344,439
Long term debt, Fair Value	$ 467,500	$ 367,400